Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     February 8, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   59

Form13F Information Table Value Total:     $   114,534(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES MSCI INDEX             COM              464287465      492     8900 SH       Sole                                       8900
VANGUARD ALL WORLD INDX        COM              922042775      990    22700 SH       Sole                                      22700
ALCOA INC.                     COM              013817101      751    46600 SH       Sole                                      46600
AMER EXPRESS                   COM              025816109     5486   135400 SH       Sole                                     135400
AT & T CORP                    COM              00206R102     1500    53500 SH       Sole                                      53500
BANKAMERICA                    COM              060505104     4413   293000 SH       Sole                                     293000
COCA COLA                      COM              191216100     2066    36250 SH       Sole                                      36250
CONOCO PHILLIPS                COM              20825C104     2533    49600 SH       Sole                                      49600
CRANE CO                       COM              224399105      527    17200 SH       Sole                                      17200
EXXON MOBIL CORP               COM              30231G102     3822    56050 SH       Sole                                      56050
GENERAL ELECTRIC               COM              369604103     5491   362950 SH       Sole                                     362950
HOME DEPOT                     COM              437076102     2977   102900 SH       Sole                                     102900
ILLINOIS TOOLS WORKS           COM              452308109     1200    25000 SH       Sole                                      25000
INTEL                          COM              458140100      938    46000 SH       Sole                                      46000
JOHNSON & JOHNSON              COM              478160104     2248    34900 SH       Sole                                      34900
JOHNSON CONTROLS INC           COM              478366107      838    30750 SH       Sole                                      30750
KELLOGG                        COM              487836108     1373    25800 SH       Sole                                      25800
KRAFT FOODS                    COM              50075N104     2753   101300 SH       Sole                                     101300
LOWE'S                         COM              548661107     1559    66650 SH       Sole                                      66650
MANPOWER INC                   COM              56418H100     3242    59400 SH       Sole                                      59400
MCDONALDS                      COM              580135101     3085    49400 SH       Sole                                      49400
MERCK                          COM              589331107     2510    68700 SH       Sole                                      68700
MICROSOFT                      COM              594918104     1881    61700 SH       Sole                                      61700
OFFICE DEPOT                   COM              676220106      193    30000 SH       Sole                                      30000
PEPSICO                        COM              713448108     2876    47300 SH       Sole                                      47300
PFIZER                         COM              717081103      375    20600 SH       Sole                                      20600
PROCTER & GAMBLE               COM              742718109     4535    74800 SH       Sole                                      74800
US AIRWAYS GROUP               COM              90341W108       97    20100 SH       Sole                                      20100
WAL MART STORES                COM              931142103     4458    83400 SH       Sole                                      83400
WASTE MGT                      COM              94106L109     1707    50500 SH       Sole                                      50500
BARCLAYS BK IPATH DOW JONES    COM              06739H321      288     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              252787106     2617    25150 SH       Sole                                      25150
ENERGY INDEX                   COM              81369Y506      912    16000 SH       Sole                                      16000
ISHARES S&P 100 INDEX          COM              464287101     2310    44900 SH       Sole                                      44900
QQQQ INDEX                     COM              73935A104      753    16400 SH       Sole                                      16400
S&P 500 INDEX                  COM              78462F103     6486    58200 SH       Sole                                      58200
S&P MIDCAP 400 INDEX           COM              595635103      435     3300 SH       Sole                                       3300
TECHNOLOGY SECTOR INDEX        COM              81369Y803      692    30200 SH       Sole                                      30200
VANGUARD LARGE CAP             COM              922908637      785    15500 SH       Sole                                      15500
VANGUARD MCSI GROWTH           COM              922908736     2955    55700 SH       Sole                                      55700
PROSHARES ULTRASHORT TREASURY  COM              74347R297      499    10000 SH       Sole                                      10000
STREETTRACKS GOLD              COM              78463V107      655     6100 SH       Sole                                       6100
US NATURAL GAS FD              COM              912318102     1585   157200 SH       Sole                                     157200
GERDAU AMERISTEEL ADR          ADR              37373P105     1466   177750 SH       Sole                                     177750
NOKIA ADR                      ADR              654902204      225    17500 SH       Sole                                      17500
UNILEVER NV                    ADR              904784709     1448    44800 SH       Sole                                      44800
VODAFONE GROUP PLC ADR         ADR              92857W209      924    40000 SH       Sole                                      40000
DJ STOXX 50 FUND               COM              78463X103     2203    61450 SH       Sole                                      61450
ISHARES MSCI AUSTRIA INDEX     COM              464286202      649    33200 SH       Sole                                      33200
ISHARES S&P 350 EUROPE         COM              464287861      697    17900 SH       Sole                                      17900
CEMEX ADR                      ADR              151290889     4145   350718 SH       Sole                                     350718
FEMSA ADR                      ADR              344419106     1752    36600 SH       Sole                                      36600
GRUMA ADR                      ADR              400131306      102    14600 SH       Sole                                      14600
PETROBRAS ADR                  ADR              71654V408      639    13400 SH       Sole                                      13400
CHINA MOBILE ADR               ADR              16941M109     3615    77850 SH       Sole                                      77850
HONDA MOTOR ADR                ADR              438128308     2743    80900 SH       Sole                                      80900
TOYOTA ADR                     ADR              892331307     2853    33900 SH       Sole                                      33900
ISHARES HK CHINA 25 INDEX      COM              464287184     2290    54200 SH       Sole                                      54200
ISHARES SINGAPORE INDEX        COM              464286673      893    77700 SH       Sole                                      77700